Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Cost

The following table summarizes the Company’s costs included in the statements of operations related to right-of-use lease assets entered into through December 31, 2022 (in thousands):

Lease Cost	For the Year Ended December 31, 2022
Operating lease cost
Research and development	$11,558
General and administrative	608
Short-term lease cost	276
Sublease income	(246)
Total lease cost	$12,196

Summary of Right of Use Lease Assets

Other Information	For the Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$10,475
Right-of-use assets obtained in exchange for new operating lease liabilities	$2,526
Weighted-average remaining lease term-operating leases	5.80
Weighted-average discount rate-operating leases	9.33%

Schedule of Future Minimum Lease Payments

The following table summarizes the Company’s contractual obligations as of December 31, 2022, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

Maturity of Contractual Obligations
Years Ended December 31,	Operating Leases
2023	4,564
2024	3,535
2025	2,224
2026	1,992
2027	1,668
Thereafter	6,268
Total payments	20,251
Less: imputed interest	(5,969)
Less: foreign exchange (gain)/loss	463
Total	$14,745